Shareholders equity - Share options (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating costs
Shareholders Equity
Compensation expenses	€ 3,256,000	€ 4,435,000
General and administrative costs
Shareholders Equity
Compensation expenses	2,552,000	2,580,000
Research and development costs
Shareholders Equity
Compensation expenses	€ 704,000	€ 1,855,000